Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,074,071	$ 1,072,701
Less: accumulated depreciation	(938,959)	(857,267)
Total	135,112	215,434
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	621,417	620,625
Office furniture, equipment and others [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	88,850	88,736
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 363,804	$ 363,340